UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05848

The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi
Chief Investment Officer	Co-Chief Investment Officer
BA, Williams College
MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class A Share of The Gabelli Value 25 Fund was (16.5)% compared with a total return of (20.0)% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The investment objective of the Fund is to seek to provide long term capital appreciation.

The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). PMV is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this PMV may exist. The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

For the six months ended June 30, 2022, the Fund declined 16.4% while the S&P 500 Index declined 20%. Markets came under pressure as concerns about inflation, sparked by loose monetary and fiscal policies, supply chain issues, and oil and agricultural products shocks exacerbated by the war in Ukraine morphed into worries about an economic downturn triggered largely by central bank tightening meant to control inflation. Reflecting these higher rates, the P/E multiple on the S&P 500 compressed from 21x to 16x, though the earnings estimates underlying current multiples are likely to decline as economic weakness spreads. Energy was the strongest sector in the first half, though it too succumbed to heavy selling pressure in June. Cyclically sensitive sectors, including Technology, Consumer Discretionary, and Industrials, performed poorly while more resilient sectors such as Utilities, Staples, and Health Care were relatively strong.

By far the largest contributor to returns for the quarter was Swedish Match (7.09% of net assets as of June 30, 2022, +29% contribution to return), which agreed to an acquisition by Philip Morris International for SEK 106 per share in cash. The deal marks the realization of our long-held thesis that a global cigarette firm would bolster its smokeless tobacco offerings via market leader ZYN, owned by Swedish Match. We expect the deal to close in late 2022. National Fuel Gas (3.76%, +4%) benefited from higher energy prices in its exploration and production business and stable demand at its gas utility. Companies whose products and services are essential, including Rogers Communications (0.64%, +2%), added ballast during a choppy environment.

After several strong years, Sony Corp. (6.28%, -35%) was the largest detractor from performance as competition in the video games arena is likely to increase after Microsoft announced a bid for game publisher Activision; Sony also faces headwinds across its consumer businesses and from semiconductor supply challenges. Advertising-driven and consumer oriented companies, including Paramount Global (5.53%, -17%), Warner Brothers Discovery (0.88%, -45%), Madison Square Garden Entertainment (1.82%, -25%), and American Express (4.74%, -15%) were challenged. Finally, DISH Network (1.12%, -45%) faces skepticism that it can finance and build a fourth national facilities-based wireless network.

In the wake of such a disappointing performance to start the year, it’s worth noting that the market sits over 20% above where it ended 2019, an 8% CAGR over a very fraught time. We as a society may have moved past COVID, but its after-effects are still felt. Political, corporate, and individual actors still need to sort through a variety of issues. Economic and market conditions may worsen before they improve, but the risks are far more balanced today than they have been in some time.

In the wake of such a disappointing performance to start the year, it’s worth noting that the market sits over 20% above where it ended 2019, an 8% CAGR over a very fraught time. We as a society may have moved past COVID, but its after-effects are still felt. Political, corporate, and individual actors still need to sort through a variety of issues. Economic and market conditions may worsen before they improve, but the risks are far more balanced today than they have been in some time

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods less than one year is not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(9/29/89)
Class A (GABVX)	(16.52)%	(17.47)%	2.74%	6.45%	4.36%	9.09%
With sales charge (b)	(21.32)	(22.21)	1.53	5.82	3.95	8.89
S&P 500 Index (c)	(19.96)	(10.62)	11.31	12.96	8.54	9.82
Class AAA (GVCAX)	(16.61)	(17.50)	2.73	6.44	4.36	9.09
Class C (GVCCX)	(16.94)	(18.19)	1.96	5.65	3.58	8.54
With contingent deferred sales charge (d)	(17.77)	(19.01)	1.96	5.65	3.58	8.54
Class I (GVCIX)	(16.36)	(17.13)	3.18	6.82	4.69	9.24

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses associated with these classes of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 29, 2022, the gross expense ratios for Class AAA, A, C, and I Shares are 1.43%, 1.43%, 2.18%, and 1.18%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.43%, 1.43%, 2.18%, and 1.02%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2022. The contractual reimbursement for Class I Shares is in effect through April 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Value 25 Fund Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/22	06/30/22	Ratio	Period *
The Gabelli Value 25 Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$833.90	1.43%	$6.50
Class A	$1,000.00	$834.80	1.43%	$6.51
Class C	$1,000.00	$830.60	2.18%	$9.89
Class I	$1,000.00	$836.40	1.00%	$4.55
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.70	1.43%	$7.15
Class A	$1,000.00	$1,017.70	1.43%	$7.15
Class C	$1,000.00	$1,013.98	2.18%	$10.89
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Value 25 Fund Inc.

Financial Services	12.0%	U.S. Government Obligations	1.8%
Entertainment	11.3%	Equipment and Supplies	1.5%
Broadcasting	9.0%	Hotels and Gaming	1.3%
Consumer Products	8.2%	Real Estate	1.3%
Electronics	7.1%	Telecommunications	0.6%
Metals and Mining	6.6%	Building and Construction	0.6%
Environmental Services	6.3%	Computer Software and Services	0.4%
Food and Beverage	5.7%	Wireless Communications	0.4%
Cable and Satellite	5.4%	Telecommunication Services	0.3%
Energy and Utilities	5.2%	Health Care	0.3%
Diversified Industrial	5.1%	Automotive	0.2%
Automotive: Parts and Accessories	4.6%	Other Assets and Liabilities (Net)	0.1%
Aerospace	2.9%		100.0%
Machinery	1.8%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.0%
	Aerospace — 2.9%
183,000	Aerojet Rocketdyne Holdings Inc.†	$1,197,644	$7,429,800

	Automotive — 0.2%
84,000	Iveco Group NV†	555,621	443,836

	Automotive: Parts and Accessories — 4.5%
145,000	Dana Inc.	3,333,431	2,040,150
30,000	Garrett Motion Inc.†	148,820	231,900
69,000	Genuine Parts Co.	1,464,518	9,177,000
		4,946,769	11,449,050

	Broadcasting — 9.0%
7,000	Liberty Broadband Corp., Cl. A†	314,951	794,850
23,500	Liberty Broadband Corp., Cl. C†	56,927	2,717,540
79,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	105,140	2,847,950
516,000	Paramount Global, Cl. A	12,126,104	14,066,160
115,000	Sinclair Broadcast Group Inc., Cl. A	3,443,958	2,346,000
		16,047,080	22,772,500

	Building and Construction — 0.6%
30,000	Johnson Controls International plc	435,269	1,436,400

	Cable and Satellite — 5.4%
18,500	AMC Networks Inc., Cl. A†	0	538,720
110,000	Comcast Corp., Cl. A	1,174,530	4,316,400
159,000	DISH Network Corp., Cl. A†	3,155,183	2,850,870
29,500	EchoStar Corp., Cl. A†	474,052	569,350
139,000	Liberty Global plc, Cl. A†	2,828,892	2,925,950
38,000	Liberty Global plc, Cl. C†	237,905	839,420
34,000	Rogers Communications Inc., Cl. B	105,117	1,628,600
		7,975,679	13,669,310

	Computer Software and Services — 0.4%
6,000	Meta Platforms Inc., Cl. A†	1,083,191	967,500

	Consumer Products — 8.2%
75,000	Edgewell Personal Care Co.	1,735,177	2,589,000
12,000	Energizer Holdings Inc.	73,184	340,200
1,770,000	Swedish Match AB	2,151,050	18,029,180
		3,959,411	20,958,380

	Diversified Industrial — 5.1%
36,160	Ampco-Pittsburgh Corp.†	146,989	139,939
210,000	Bollore SE	1,201,135	972,707
78,000	Crane Holdings Co.	2,051,800	6,829,680
30,000	DuPont de Nemours Inc.	1,563,102	1,667,400
			Market
Shares		Cost	Value
20,000	Honeywell International Inc.	$418,852	$3,476,200
		5,381,878	13,085,926

	Electronics — 7.1%
110,000	Resideo Technologies Inc.†	1,026,460	2,136,200
195,500	Sony Group Corp., ADR	3,247,276	15,986,035
		4,273,736	18,122,235

	Energy and Utilities — 5.2%
24,000	Callon Petroleum Co.†	1,254,401	940,800
300	Diamondback Energy Inc.	44,853	36,345
20,000	Dril-Quip Inc.†	546,262	516,000
66,000	Halliburton Co.	1,962,743	2,069,760
145,000	National Fuel Gas Co.	6,373,717	9,577,250
		10,181,976	13,140,155

	Entertainment — 11.3%
44,500	Fox Corp., Cl. A	1,812,566	1,431,120
580,000	Grupo Televisa SAB, ADR	6,164,114	4,744,400
22,000	Liberty Media Corp.- Liberty Braves, Cl. A†	441,645	553,300
125,040	Liberty Media Corp.- Liberty Braves, Cl. C†	2,321,840	3,000,960
88,052	Madison Square Garden Entertainment Corp.†	491,442	4,633,296
55,000	Madison Square Garden Sports Corp.†	562,155	8,305,000
22,000	The Walt Disney Co.†	592,903	2,076,800
170,000	Vivendi SE	2,102,857	1,727,357
167,000	Warner Bros Discovery Inc.†	1,751,884	2,241,140
		16,241,406	28,713,373

	Environmental Services — 6.3%
85,000	Republic Services Inc.	1,027,795	11,123,950
40,000	Waste Connections Inc.	1,189,621	4,958,400
		2,217,416	16,082,350

	Equipment and Supplies — 1.5%
47,000	CIRCOR International Inc.†	537,282	770,330
50,000	Flowserve Corp.	191,156	1,431,500
7,000	Valmont Industries Inc.	1,618,583	1,572,410
		2,347,021	3,774,240

	Financial Services — 12.0%
87,000	American Express Co.	2,215,648	12,059,940
30,000	Citigroup Inc.	1,955,975	1,379,700
27,000	Loews Corp.	1,745,622	1,600,020
440,000	Post Holdings Partnering Corp., Cl. A†	4,153,296	4,268,000
195,000	The Bank of New York Mellon Corp.	5,929,319	8,133,450

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
10,000	The Goldman Sachs Group Inc.	$1,980,990	$2,970,200
		17,980,850	30,411,310

	Food and Beverage — 5.7%
54,000	Diageo plc, ADR	1,935,547	9,402,480
80,000	Mondelēz International Inc., Cl. A	1,955,448	4,967,200
		3,890,995	14,369,680

	Health Care — 0.3%
7,800	Zimmer Biomet Holdings Inc.	1,028,647	819,468
3,500	Zimvie Inc.†	91,181	56,035
		1,119,828	875,503

	Hotels and Gaming — 1.3%
44,500	Ryman Hospitality
	Properties Inc., REIT†	926,536	3,383,335

	Machinery — 1.8%
303,744	CNH Industrial NV	2,736,645	3,520,393
100,000	CNH Industrial NV, Borsa Italiana	733,104	1,154,841
		3,469,749	4,675,234

	Metals and Mining — 6.6%
5,000	Freeport-McMoRan Inc.	156,293	146,300
279,000	Newmont Corp.	4,803,259	16,647,930
		4,959,552	16,794,230

	Real Estate — 1.3%
55,500	Indus Realty Trust Inc., REIT	850,189	3,294,480

	Telecommunication Services — 0.3%
78,837	Telesat Corp.†	3,636,343	880,609

	Telecommunications — 0.6%
100,000	Telephone and Data Systems Inc.	2,208,490	1,579,000

	Wireless Communications — 0.4%
31,000	United States Cellular Corp.†	1,276,791	897,760

	TOTAL COMMON STOCKS	117,163,420	249,206,196

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
44,366	Garrett Motion Inc., Ser. A, 11.000%	232,922	364,689

			Market
Shares		Cost	Value
	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$17,080	$10,425

	Financial Services — 0.0%
150,000	Post Holdings Partnering Corp., expire 02/09/23†	252,310	41,265
	TOTAL WARRANTS	269,390	51,690

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$4,570,000	U.S. Treasury Bills, 1.033% to 1.616%††, 08/25/22 to 09/22/22	4,559,278	4,557,154

	TOTAL INVESTMENTS — 99.9%	$122,225,010	254,179,729

	Other Assets and Liabilities (Net) — 0.1%		208,286

	NET ASSETS — 100.0%		$254,388,015

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in securities, at value (cost $122,225,010)	$254,179,729
Cash	44,768
Receivable for investments in securities sold	597,128
Receivable for Fund shares sold	7,821
Receivable from Adviser	7,087
Dividends and interest receivable	658,518
Prepaid expenses	30,085
Total Assets	255,525,136
Liabilities:
Payable for investments purchased	752,205
Payable for Fund shares redeemed	8,920
Payable for investment advisory fees	220,238
Payable for distribution fees	46,519
Payable for accounting fees	7,500
Other accrued expenses	101,739
Total Liabilities	1,137,121
Net Assets
(applicable to 22,227,657 shares outstanding)	$254,388,015
Net Assets Consist of:
Paid-in capital	$106,049,143
Total distributable earnings	148,338,872
Net Assets	$254,388,015
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,119,651 ÷ 185,937 shares outstanding; 50,000,000 shares authorized)	$11.40
Class A:
Net Asset Value and redemption price per share ($209,566,909 ÷ 18,277,088 shares outstanding; 100,000,000 shares authorized)	$11.47
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.17
Class C:
Net Asset Value and offering price per share ($779,419 ÷ 102,526 shares outstanding; 50,000,000 shares authorized)	$7.60	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($41,922,036 ÷ 3,662,106 shares outstanding; 50,000,000 shares authorized)	$11.45

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $93,275)	$2,223,427
Interest	8,048
Total Investment Income	2,231,475
Expenses:
Investment advisory fees	1,460,790
Distribution fees - Class AAA	3,147
Distribution fees - Class A	301,340
Distribution fees - Class C	4,418
Shareholder services fees	76,891
Legal and audit fees	35,770
Shareholder communications expenses	34,599
Registration expenses	32,158
Directors’ fees	29,023
Accounting fees	22,500
Custodian fees	21,713
Miscellaneous expenses	14,353
Total Expenses	2,036,702
Less:
Expense reimbursements (See Note 3)	(43,048)
Expenses paid indirectly by broker (See Note 6)	(3,293)
Net Expenses	1,990,361
Net Investment Income	241,114
Net Realized and Unrealized Gain/(Loss) on Investments in Securities and Foreign Currency:
Net realized gain on investments in securities	17,077,673
Net realized gain on foreign currency transactions	1,624
Net realized gain on investments in securities and foreign currency transactions	17,079,297
Net change in unrealized appreciation/depreciation: on investments in securities	(68,522,535)
on foreign currency translations	(25,820)
Net change in unrealized appreciation/depreciation on investments in securities and foreign currency translations	(68,548,355)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities and Foreign Currency	(51,469,058)
Net Decrease in Net Assets Resulting from Operations	$(51,227,944)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$241,114	$1,845,946
Net realized gain on investments in securities and foreign currency transactions	17,079,297	35,843,329
Net change in unrealized appreciation/depreciation on investments in securities and foreign currency translations	(68,548,355)	8,017,104
Net Increase/(Decrease) in Net Assets Resulting from Operations	(51,227,944)	45,706,379
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(305,739)
Class A	—	(28,650,285)
Class C	—	(140,825)
Class I	—	(5,873,283)
Total Distributions to Shareholders	—	(34,970,132)

Capital Share Transactions:
Class AAA	(248,836)	259,639
Class A	(11,325,790)	(2,557,280)
Class C	(5,231)	(631,615)
Class I	(1,632,155)	2,187,180
Net Decrease in Net Assets from Capital Share Transactions	(13,212,012)	(742,076)

Redemption Fees	—	1,291

Net Increase/(Decrease) in Net Assets	(64,439,956)	9,995,462
Net Assets:
Beginning of year	318,827,971	308,832,509
End of period	$254,388,015	$318,827,971

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2022(c)	$13.67	$0.01	$(2.28)	$(2.27)	$—		$—	$—	$—		$11.40	(16.61)%	$2,120	0.11	%(d)	1.43	%(d)	1.43	%(d)	4%
2021	13.34	0.07	1.91	1.98	(0.11)		(1.54)	(1.65)	0.00	(e)	13.67	14.88	2,806	0.48		1.43		1.43	(f)	12
2020	13.79	0.05	0.75	0.80	(0.06)		(1.19)	(1.25)	0.00	(e)	13.34	5.85	2,467	0.43		1.44		1.44		4
2019	12.91	0.03	2.27	2.30	(0.03)		(1.39)	(1.42)	0.00	(e)	13.79	17.79	3,172	0.22		1.41		1.41		3
2018	15.41	0.00 (e)	(1.27)	(1.27)	(0.00	)(e)	(1.23)	(1.23)	0.00	(e)	12.91	(8.16)	3,774	0.03		1.44		1.44		2
2017	14.61	0.01	1.85	1.86	(0.02)		(1.04)	(1.06)	0.00	(e)	15.41	12.71	4,542	0.09		1.41		1.41		2
Class A
2022(c)	$13.74	$0.01	$(2.28)	$(2.27)	$—		$—	$—	$—		$11.47	(16.52)%	$209,567	0.10	%(d)	1.43	%(d)	1.43	%(d)	4%
2021	13.40	0.07	1.92	1.99	(0.11)		(1.54)	(1.65)	0.00	(e)	13.74	14.88	263,214	0.49		1.43		1.43	(f)	12
2020	13.85	0.06	0.74	0.80	(0.06)		(1.19)	(1.25)	0.00	(e)	13.40	5.83	256,601	0.46		1.44		1.44		4
2019	12.96	0.03	2.28	2.31	(0.03)		(1.39)	(1.42)	0.00	(e)	13.85	17.85	286,925	0.24		1.41		1.41		3
2018	15.48	0.00 (e)	(1.29)	(1.29)	(0.00	)(e)	(1.23)	(1.23)	0.00	(e)	12.96	(8.25)	281,613	0.03		1.44		1.44		2
2017	14.66	0.01	1.86	1.87	(0.01)		(1.04)	(1.05)	0.00	(e)	15.48	12.79	362,729	0.09		1.41		1.41		2
Class C
2022(c)	$9.15	$(0.03)	$(1.52)	$(1.55)	$—		$—	$—	$—		$7.60	(16.94)%	$779	(0.65	)%(d)	2.18	%(d)	2.18	%(d)	4%
2021	9.39	(0.02)	1.33	1.31	(0.01)		(1.54)	(1.55)	0.00	(e)	9.15	14.02	945	(0.17)		2.18		2.18	(f)	12
2020	10.08	(0.03)	0.53	0.50	—		(1.19)	(1.19)	0.00	(e)	9.39	5.03	1,548	(0.38)		2.19		2.19		4
2019	9.80	(0.05)	1.72	1.67	—		(1.39)	(1.39)	0.00	(e)	10.08	17.05	3,265	(0.50)		2.16		2.16		3
2018	12.12	(0.09)	(1.00)	(1.09)	—		(1.23)	(1.23)	0.00	(e)	9.80	(8.91)	6,528	(0.72)		2.19		2.19		2
2017	11.77	(0.08)	1.47	1.39	—		(1.04)	(1.04)	0.00	(e)	12.12	11.82	8,351	(0.67)		2.16		2.16		2
Class I
2022(c)	$13.69	$0.03	$(2.27)	$(2.24)	$—		$—	$—	$—		$11.45	(16.36)%	$41,922	0.53	%(d)	1.18	%(d)	1.00	%(d)(g)	4%
2021	13.36	0.13	1.91	2.04	(0.17)		(1.54)	(1.71)	0.00	(e)	13.69	15.33	51,863	0.87		1.18		1.02	(f)(g)	12
2020	13.81	0.11	0.75	0.86	(0.12)		(1.19)	(1.31)	0.00	(e)	13.36	6.28	48,217	0.90		1.19		1.00	(g)	4
2019	12.93	0.10	2.27	2.37	(0.10)		(1.39)	(1.49)	0.00	(e)	13.81	18.31	53,394	0.65		1.16		1.00	(g)	3
2018	15.45	0.07	(1.28)	(1.21)	(0.08)		(1.23)	(1.31)	0.00	(e)	12.93	(7.79)	48,062	0.47		1.19		1.00	(g)	2
2017	14.64	0.08	1.85	1.93	(0.08)		(1.04)	(1.12)	0.00	(e)	15.45	13.19	60,554	0.50		1.16		1.00	(g)	2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact to the expense ratios.

(c)	For the six months ended June 30, 2022, unaudited.

(d)	Annualized.

(e)	Amount represents less than $0.005 per share.

(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for year ended December 31, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.

(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$249,206,196	—	$249,206,196
Convertible Preferred Stocks (a)	364,689	—	364,689
Warrants (a)	51,690	—	51,690
U.S. Government Obligations	—	$4,557,154	4,557,154
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$249,622,575	$4,557,154	$254,179,729

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2022 or December 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization, prior year long term capital gain reversal on real estate investment trusts, and tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:*
Ordinary income	$9,296,389
Net long term capital gains	28,564,294
Total distributions paid	$37,860,683

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$123,133,799	$142,648,704	$(11,602,774)	$131,045,930

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I.

This contractual agreement is renewable annually and is in place until at least April 30, 2023. At June 30, 2022, the cumulative amount which the Fund may repay the Adviser is $298,848.

For the year ended December 31, 2019, expiring December 31, 2022	$85,745
For the year ended December 31, 2020, expiring December 31, 2023	84,966
For the year ended December 31, 2021, expiring December 31, 2024	85,089
For the six months ended June 30, 2022, expiring December 31, 2025	43,048
$298,848

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $10,269,656 and $28,795,100, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $1,332 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $308 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,293.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2022, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021 if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	14,107	$185,265	37,022	$547,064
Shares issued upon reinvestment of distributions	—	—	21,155	288,560
Shares redeemed	(33,486)	(434,101)	(37,789)	(575,985)
Net increase/(decrease)	(19,379)	$(248,836)	20,388	$259,639
Class A
Shares sold	22,780	$299,577	124,950	$1,814,503
Shares issued upon reinvestment of distributions	—	—	2,003,539	27,468,515
Shares redeemed	(895,989)	(11,625,367)	(2,124,693)	(31,840,298)
Net increase/(decrease)	(873,209)	$(11,325,790)	3,796	$(2,557,280)
Class C
Shares sold	6,275	$55,143	3,822	$40,400
Shares issued upon reinvestment of distributions	—	—	15,424	140,825
Shares redeemed	(7,062)	(60,374)	(80,869)	(812,840)
Net decrease	(787)	$(5,231)	(61,623)	$(631,615)
Class I
Shares sold	84,817	$1,112,701	126,326	$1,932,513
Shares issued upon reinvestment of distributions	—	—	417,303	5,700,349
Shares redeemed	(210,241)	(2,744,856)	(365,525)	(5,445,682)
Net increase/(decrease)	(125,424)	$(1,632,155)	178,104	$2,187,180

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act, as amended, contemplates that the Board of the Fund, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with the Adviser for the Fund.

More specifically, at a meeting held on February 7, 2022, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, considered the factors, and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1)	The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (Participating Organizations). The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2)	The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2021. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and other institutional multi-cap value funds (the Performance Peer Group). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for one year, three year, five year, and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared to those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2021. The Board Members considered one analysis for the Adviser as a whole and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

as well as a proforma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI VALUE 25 FUND INC.
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q222SR

GABELLI FUNDS

THE GABELLI VALUE 25 FUND INC.

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.